Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2019
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required, ratio		120.00%
Required, amount	[1]	¥ 126,000		¥ 135,000
Actual	[1]	¥ 425,000		¥ 519,000
Leverage Ratio:
Required, ratio		3.00%	[1]	3.00%	[1]	3.00%
Actual	[1]	10.09%		11.51%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required, amount	[2]	¥ 5,184,000		¥ 5,405,000
Actual		8,067,000		7,850,000
Required, amount	[2]	6,155,000		6,418,000
Actual		¥ 9,713,000		¥ 9,702,000
Required, ratio	[2]	9.51%		9.51%
Actual		15.00%		14.37%
Required, amount	[2]	¥ 7,450,000		¥ 7,767,000
Actual		¥ 11,351,000		¥ 11,385,000
Required, ratio	[2]	11.51%		11.51%
Actual		17.53%		16.87%
Required, amount	[1]	¥ 6,389,000		¥ 6,016,000
Actual	[1]	¥ 9,713,000		¥ 9,702,000
Common Equity Tier 1 capital:
Required, ratio	[2]	8.01%		8.01%
Actual		12.46%		11.63%
Leverage Ratio:
Required, ratio	[1]	3.00%		3.00%
Actual	[1]	4.56%		4.83%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,683,000		¥ 2,823,000
Actual		6,968,000		6,972,000
Required, amount		3,578,000		3,764,000
Actual		¥ 8,604,000		¥ 8,819,000
Required, ratio		6.00%		6.00%
Actual		14.42%		14.05%
Required, amount		¥ 4,771,000		¥ 5,019,000
Actual		¥ 10,150,000		¥ 10,400,000
Required, ratio		8.00%		8.00%
Actual		17.02%		16.57%
Required, amount	[1]	¥ 5,971,000		¥ 5,660,000
Actual	[1]	¥ 8,604,000		¥ 8,819,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		11.68%		11.11%
Leverage Ratio:
Required, ratio	[1]	3.00%		3.00%
Actual	[1]	4.32%		4.67%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,528,000		¥ 2,648,000
Actual		6,293,000		6,561,000
Required, amount		3,370,000		3,531,000
Actual		¥ 7,919,000		¥ 8,406,000
Required, ratio		6.00%		6.00%
Actual		14.09%		14.28%
Required, amount		¥ 4,494,000		¥ 4,708,000
Actual		¥ 9,483,000		¥ 9,987,000
Required, ratio		8.00%		8.00%
Actual		16.88%		16.96%
Required, amount	[1]	¥ 5,570,000		¥ 5,343,000
Actual	[1]	¥ 7,919,000		¥ 8,406,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		11.20%		11.14%
Leverage Ratio:
Required, ratio	[1]	3.00%		3.00%
Actual	[1]	4.26%		4.72%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 79,000		¥ 82
Actual		442,000		527,000
Required, amount		105,000		109,000
Actual		¥ 442,000		¥ 527,000
Required, ratio		6.00%		6.00%
Actual		25.18%		28.94%
Required, amount		¥ 140,000		¥ 146,000
Actual		¥ 442,000		¥ 527,000
Required, ratio		8.00%		8.00%
Actual		25.18%		28.94%
Required, amount	[1]	¥ 130,000		¥ 138,000
Actual	[1]	¥ 442,000		¥ 527,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		25.18%		28.94%
Leverage Ratio:
Required, ratio	[1]	3.00%		3.00%
Actual	[1]	10.20%		11.41%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 78,000		¥ 82,000
Actual		425,000		519,000
Required, amount		104,000		109,000
Actual		¥ 425,000		¥ 519,000
Required, ratio		6.00%		6.00%
Actual		24.40%		28.63%
Required, amount		¥ 139,000		¥ 145,000
Actual		¥ 425,000		¥ 519,000
Required, ratio		8.00%		8.00%
Actual		24.40%		28.64%
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		24.40%		28.63%

[1]	The required and actual amounts disclosed above at March 31, 2021 and March 31, 2022 exclude amounts of deposits to the Bank of Japan.
[2]	The required ratios disclosed above, at March 31, 2021 and 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.